Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Interest from term deposits	$ 81,981	$ 31,122	$ 3,635
Interest from marketable securities	31,920	10,252	68
Interest from maintenance of minimum bank balance in current account	12	6	2
Other finance income	4,614	3,318	107
Other finance interests	4,199	2,340	856
Total	$ 122,726	$ 47,038	$ 4,668